Goodwill and other intangible assets (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Year Day Subsidiary	Dec. 31, 2009	Dec. 31, 2008
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period of intangible assets subject to amortization	15
Gross carrying value of intangible assets	$ 2,108.6	$ 2,115.3
Accumulated amortization of intangible assets	383.6	234.5
Goodwill and other intangible assets (Textuals)
Write off of Deferred Debt Issuance Cost	11.0
Line of credit facility deferred financing fees, capitalized	3.9
Amortization expense of other intangible assets	159.8	114.6	35.6
Fees incurred, recorded in interest expense included in amortization expense		66.3
Amortization for customer contracts included as an offset to revenues	114.0	9.5
Future aggregate amount of amortization expense in 2011	158.8
Future aggregate amount of amortization expense in 2012	158.1
Future aggregate amount of amortization expense in 2013	156.9
Future aggregate amount of amortization expense in 2014	151.3
Future aggregate amount of amortization expense in 2015	133.1
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Major intangible class, minimum	5
Major intangible class, maximum	20
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Major intangible class, minimum	3
Major intangible class, maximum	10
Net book value of intangible assets	1,688.1	1,837.5
Gross carrying value of intangible assets	2,039.5	2,046.2
Accumulated amortization of intangible assets	351.4	208.7
PMG [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill written off	22.1
Net book value of intangible assets	1.7
Gross carrying value of intangible assets	5.7
Accumulated amortization of intangible assets	$ 4.0